Credit Facilities - Financial Covenants (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total Debt to Bank EBITDA (Maximum Ratio)	4.0
Senior Secured Debt, as defined	$ 864.7
Bank EBITDA, as defined	2,200.0
Financing and interest expenses, as defined	195.2
Principal amounts outstanding	$ 2,500.0
Position as at December 31, 2023
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	0.4
Interest Coverage (Minimum Ratio)	11.3	2.0
Total Debt to Bank EBITDA (Maximum Ratio)	1.1
Covenant
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.5
Interest Coverage (Minimum Ratio)	3.5
Total Debt to Bank EBITDA (Maximum Ratio)	4.0